Other reserves (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Disclosure of reserves within equity [line items]
Other reserves	[2]	£ 6,403	[1]	£ 5,153
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		4,065		3,888
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		247		(258)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		1,188		660
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		(77)		(121)
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Other reserves		£ 980		£ 984

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83